Exploration and evaluation assets - Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Exploration and evaluation assets
Balance at beginning of period	$ 103,829	$ 97,326
Decommissioning asset estimation adjustment	106	(136)
Consumables and drilling	339	522
Contractor	942	1,809
Labour	344	668
Power	12	1
Other	865	319
Preliminary economic assessment and feasibility study		3,721
Impairment		(401)
Transfer to property, plant and equipment	(79,130)
Balance at ending of period	27,307	103,829
Bilboes
Exploration and evaluation assets
Balance at beginning of period	78,320	74,900
Decommissioning asset estimation adjustment	73	(301)
Other	737
Preliminary economic assessment and feasibility study		3,721
Transfer to property, plant and equipment	(79,130)
Balance at ending of period		78,320
Motapa
Exploration and evaluation assets
Balance at beginning of period	15,599	12,233
Decommissioning asset estimation adjustment	20	87
Consumables and drilling	339	522
Contractor	942	1,809
Labour	344	653
Other	128	295
Balance at ending of period	17,372	15,599
Maligreen
Exploration and evaluation assets
Balance at beginning of period	6,136	6,033
Decommissioning asset estimation adjustment	13	78
Power	12	1
Other		24
Balance at ending of period	6,161	6,136
GG
Exploration and evaluation assets
Balance at beginning of period	3,774	3,774
Balance at ending of period	$ 3,774	3,774
Sabiwa
Exploration and evaluation assets
Balance at beginning of period		294
Impairment		(294)
Abercorn
Exploration and evaluation assets
Balance at beginning of period		27
Labour		15
Impairment		(42)
Valentine
Exploration and evaluation assets
Balance at beginning of period		65
Impairment		$ (65)